dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Jul. 29, 2021	Oct. 01, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Dividends per share
Dividends per share	$ 0.3162		$ 0.3162	$ 0.3112	$ 0.29125	$ 0.29125	$ 0.6274	$ 0.58250
Dividends Declared			$ 428	$ 404	$ 372	$ 371	$ 832	$ 743
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in Common Shares			$ 146		$ 131		$ 289	$ 253